Multiemployer Plans that Provide Pension Benefits (Tables)	12 Months Ended
Mar. 04, 2017
Multiemployer Plans that Provide Pension Benefits
Schedule of multiemployer defined benefit pension plans

	EIN/Pension	Pension Protection Act Zone Status		FIP/ RP Status Pending/	Contributions of the Company			Surcharge	Expiration Date of Collective- Bargaining	Minimum Funding
Pension	Plan Number	2017	2016	Implemented	2017	2016	2015	Imposed	Agreement	Requirements
1199 SEIU Health Care Employees Pension Fund	13-3604862-001	Green— 12/31/2015	Green— 12/31/2014	No	$7,152	$7,775	$6,941	No	4/18/2015

Contribution rate of 10.76% of gross wages earned per associate beginning 01/01/2016. Contribution rate of 10.22% of gross wages earned per associate from 01/01/2015 through 12/31/2015. Contribution rate of 11.25% of gross wages earned per associate through 12/31/2014.

Southern California United Food and Commercial Workers Unions and Drug Employers Pension Fund	51-6029925-001	Red— 12/31/2016	Red— 12/31/2015	Implemented	8,021	7,552	7,002	No	7/14/2018

Subsequent to 01/01/2016 contributions of $1.41 per hour worked. From 01/01/2015 through 12/31/2015 contributions of $1.328 per hour worked for pharmacists and $0.602 per hour worked for non pharmacists. Prior to 01/01/2015 contributions of $1.242 per hour worked for pharmacists and $0.563 per hour worked for non pharmacists.

UFCW Pharmacists, Clerks and Drug Employers Pension Trust	94-2518312-001	Green— 12/31/2016	Green— 12/31/2015	No	2,970	3,006	2,938	No	7/13/2019	Effective 09/01/2014, contribution rate frozen at $0.55 per hour worked for associates. Prior to 9/01/2014, contribution rate of $0.57 per hour worked for associates.
United Food and Commercial Workers Union-Employer Pension Fund	34-6665155-001	Red— 9/30/2016	Red— 9/30/2015	Implemented	827	732	667	No	12/31/2017

Effective 02/05/207 contribution rate of $1.89 per hour worked. Effective 02/07/2016 through 02/04/2017 contribution rate of $1.76 per hour worked. Effective 02/02/2015 through 02/06/2016 contribution rate of $1.62 per hour worked. Contribution rate of $1.49 per hour worked prior to 02/02/2015.

United Food and Commercial Workers Union Local 880—Mercantile Employers Joint Pension Fund	51-6031766-001	Yellow— 9/30/2016	Yellow— 9/30/2015	Implemented	504	454	480	No	12/31/2017

Effective 01/01/2017 contribution rate $1.88 per hour worked. Effective 01/01/2016 through 12/31/2016 contribution rate of $1.79 per hour worked. Effective 10/01/2015 through 12/31/2015 contribution rate of $1.70 per hour worked. Effective 01/01/2015 through 09/30/2015 contribution rate of $1.61 per hour worked. Effective 10/01/2014 through 12/31/2014 contribution rate of $1.73 per hour worked. Contribution of $1.52 per hour worked prior to 10/01/2014.

Other Funds					1,862	1,263	1,606
					$21,336	$20,782	$19,634

Schedule of year contributions to plan that exceeded more than 5 percent of the total contributions

Pension Fund	Year Contributions to Plan Exceeded More Than 5 Percent of Total Contributions (as of the Plan’s Year-End)
UFCW Pharmacists, Clerks and Drug Employers Pension Trust	12/31/2015 and 12/31/2014
Southern California United Food and Commercial Workers Unions and Drug Employers Pension Fund	12/31/2015 and 12/31/2014
United Food & Commercial Workers Union- Employer Pension Fund	9/30/2015 and 9/30/2014
United Food & Commercial Workers Union Local 880—Mercantile Employers Joint Pension Fund	9/30/2015 and 9/30/2014